Other Accrued Liabilities (Tables)	9 Months Ended
Sep. 30, 2016
Payables and Accruals [Abstract]
Other Accrued Liabilities
Other accrued liabilities consisted of the following at September 30, 2016 and December 31, 2015 (in thousands):

	September 30, 2016	December 31, 2015
Deferred revenue	$18,647	$14,647
Holdbacks and earn-outs	14,042	9,959
Accrued workers' compensation	7,329	3,212
Accrued other insurance	5,988	5,013
Accrued health insurance	5,702	4,952
Deferred rent	5,469	4,791
Miscellaneous accrued taxes (1)	4,867	3,317
Accrued accounting and legal fees	3,143	2,697
Customer deposits	2,393	2,971
Accrued lease payments	2,111	1,536
Other	15,916	17,733
	$85,607	$70,828

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(1)    Includes property, sales and use taxes.